EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate		1.85%	1.60%
Expected life	5 years	5 years
Expected volatility		130.34%	136.34%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.36%		1.52%
Expected volatility	98.38%		131.33%
Maximum [Member]
EQUITY TRANSACTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.99%
Expected life			5 years
Expected volatility	101.86%